Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	Dreyfus International Funds, Inc.
Central Index Key	0000897469
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DRFMX
Dreyfus Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DCPEX
Dreyfus Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DRPEX
Dreyfus Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DYPEX